Variable Interest Entities (Details 8) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	$ 304,600	$ 326,500
Option Arms [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	34,648	35,786
90 days past due	10,733	10,788
Liquidation Losses	443	589
Subprime [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	39,628	40,721
90 days past due	15,518	15,456
Liquidation Losses	1,000	1,165
Prime [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	138,064	143,764
90 days past due	32,924	33,093
Liquidation Losses	1,490	1,689
Commercial and other [Member] | Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	92,212	106,245
90 days past due	4,930	5,791
Liquidation Losses	204	27
Securitized loans [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	304,552	326,516
90 days past due	64,105	65,128
Liquidation Losses	3,137	3,470
Option Arms [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	34,700	35,800
Subprime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	39,600	40,700
Student [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized		0
Prime [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	138,100	143,800
Commercial and other [Member]
Information about delinquencies, net charge-offs, and components of off-balance sheet securitized financial assets [Abstract]
Credit exposure / loans securitized	$ 92,200	$ 106,200